Annual Fund Operating Expenses - Class R3 - Transamerica Emerging Markets Opportunities - R3	Mar. 01, 2021
Operating Expenses:
Management fees	0.81%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%	[1]
Acquired fund fees and expenses	0.02%	[2]
Total annual fund operating expenses	1.36%

[1]	Other expenses are based on estimates for the current fiscal year.
[2]	Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.